Equity Instruments Issued To Non-Employees For Acquiring Goods Or Services	12 Months Ended
Mar. 31, 2011
Equity Instruments Issued To Non-Employees For Acquiring Goods Or Services [Abstract]
Equity Instruments Issued To Non-Employees For Acquiring Goods Or Services

Note 12. Equity Instruments Issued to Non-Employees for Acquiring Goods or Services

Issuances of the Company's common stock for acquiring goods or services are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The measurement date for the fair value of the equity instruments issued to consultants or vendors is determined at the earlier of (I) the date at which a commitment for performance to earn the equity instruments is reached (a "performance commitment" which would include a penalty considered to be of a magnitude that is a sufficiently large disincentive for nonperformance) or (ii) the date at which performance is complete. When it is appropriate for the Company to recognize the cost of a transaction during financial reporting periods prior to the measurement date, for purposes of recognition of costs during those periods the equity instrument is measured at the then-current fair values at each of those interim financial reporting dates.

On May 11, 2010, the Company granted an aggregate of 40,000 warrants to purchase shares of the Company's common stock at an exercise price of $1.89 to a consultant for services to be rendered through March 31, 2011 or until the related deliverables are met. Of the total warrants, 20,000 warrants vested upon issuance with a fair value of $36,090; the assumptions used under Black-Scholes included: a risk free rate of 2.26%, volatility of 177%, an expected exercise term of 5.0 years and no annual dividend rate. The remaining 20,000 warrants will vest based upon attainment of certain deliverables and are valued accordingly at each interim reporting date until the deliverables are completed. The Company recognized an aggregate of $55,693 in selling, general and administrative expense related to these warrants for the year ended March 31, 2011 in the accompanying consolidated statements of operations.

On March 4, 2011, the Company granted a warrant to a related party to purchase 200,000 shares of common stock with an exercise price of $0.77 valued at $302,769 as calculated using the Black Scholes option pricing model. The warrant was issued pursuant to a one year consulting agreement and vested upon issuance. The assumptions used under Black-Scholes included: a risk free rate of 2.17%, volatility of 179%, a term of 5.01 years and no annual dividend rate. The Company recorded $277,538 as an other current asset and recognized $25,231 in selling, general and administrative expense for the year ended March 31, 2011 in the accompanying consolidated financial statements.